	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------------		---------------------
COMMON STOCKS -- 98.73%
	Communication Services - Media &
	Entertainment - 6.07%
60,580	Alphabet Inc. - Class C *	$ 175,293,682
179,785	Meta Platforms Inc. *	60,470,685
		------------------
		235,764,367
		------------------

	Consumer Discretionary - Retailing - 9.66%
20,000	Amazon.com, Inc. *	66,686,800
248,665	Home Depot, Inc. (The)	103,198,462
114,976	O'Reilly Automotive, Inc. *	81,199,500
850,000	TJX Companies, Inc. (The)	64,532,000
145,000	Ulta Beauty, Inc. *	59,789,300
		------------------
		375,406,062
		------------------

	Consumer Discretionary - Services - 2.60%
180,000	McDonald's Corporation	48,252,600
450,000	Starbucks Corporation	52,636,500
		------------------
		100,889,100
		------------------

	Consumer Staples - Food & Staples
	Retailing - 1.53%
105,000	Costco Wholesale Corporation	59,608,500
		------------------

	Consumer Staples - Food, Beverage &
	Tobacco - 2.45%
195,000	Constellation Brands, Inc. - Class A	48,939,150
700,000	Mondelez International, Inc. - Class A	46,417,000
		------------------
		95,356,150
		------------------

	Energy - 0.96%
1,700,000	Enterprise Products Partners L.P.	37,332,000
		------------------

	Financials - Banks - 2.60%

319,170	JPMorgan Chase & Co.	50,540,570
865,000	Truist Financial Corporation	50,645,750
		------------------
		101,186,320
		------------------

	Financials - Diversified - 5.22%
775,000	Charles Schwab Corporation (The)	65,177,500
455,000	Intercontinental Exchange, Inc.	62,230,350
160,000	S&P Global Inc.	75,508,800
		------------------
		202,916,650
		------------------

	Financials - Insurance - 3.54%
277,560	Aon plc	83,423,434
280,000	Chubb Limited	54,126,800
		------------------
		137,550,234
		------------------

	Health Care - Equipment & Services - 8.59%
605,000	Alcon, Inc. *	52,707,600
1,110,000	Boston Scientific Corporation *	47,152,800
99,860	DexCom, Inc. *	53,619,827
183,615	Laboratory Corporation of America Holdings *	57,693,669
504,380	Medtronic Public Limited Company	52,178,111
140,000	UnitedHealth Group Incorporated	70,299,600
		------------------
		333,651,607
		------------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 6.06%
182,015	Eli Lilly and Company	50,276,183
280,000	Johnson & Johnson	47,899,600
572,457	Merck & Co., Inc.	43,873,104
140,123	Thermo Fisher Scientific Inc.	93,495,671
		------------------
		235,544,558
		------------------

	Industrials - Capital Goods - 7.04%
1,005,000	Fastenal Company	64,380,300
650,000	Fortive Corporation	49,588,500
265,000	Honeywell International Inc.	55,255,150
263,825	Illinois Tool Works Inc.	65,112,010
80,000	Roper Technologies, Inc.	39,348,800
		------------------
		273,684,760
		------------------

	Industrials - Commercial & Professional
	Services - 4.03%

219,095	Cintas Corporation	97,096,331
392,045	Copart, Inc. *	59,441,863
		------------------
		156,538,194
		------------------

	Information Technology - Hardware &
	Equipment - 3.91%
855,660	Apple Inc.	151,939,546
		-----------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 7.93%
160,000	Applied Materials, Inc.	25,177,600
70,780	KLA Corporation	30,443,186
320,000	NVIDIA Corporation	94,115,200
340,000	Skyworks Solutions, Inc.	52,747,600
294,305	Texas Instruments Incorporated	55,467,663
237,340	Xilinx, Inc.	50,323,200
		------------------
		308,274,449
		------------------

	Information Technology - Software &
	Services - 22.75%
87,930	Adobe Inc. *	49,861,586
250,540	Cadence Design Systems, Inc. *	46,688,129
691,620	Fiserv, Inc. *	71,783,240
386,542	Global Payments Inc.	52,252,748
197,860	Mastercard Incorporated - Class A	71,095,055
576,180	Microsoft Corporation	193,780,858
114,740	Palo Alto Networks, Inc. *	63,882,642
227,270	PayPal Holdings, Inc. *	42,858,577
214,705	salesforce.com, inc. *	54,562,982
75,500	ServiceNow, Inc. *	49,007,805
146,985	Synopsys, Inc. *	54,163,972
415,000	Visa Inc. - Class A	89,934,650
162,500	Workday, Inc. *	44,391,750
		------------------
		884,263,994
		------------------

	Materials - 2.48%
232,150	PPG Industries, Inc.	40,031,946
185,070	Air Products and Chemicals, Inc.	56,309,398
		------------------
		96,341,344
		------------------

	Real Estate - 1.31%
467,895	CBRE Group, Inc. *	50,771,286
		------------------

	TOTAL COMMON STOCKS
	(cost $1,771,879,427)	3,837,019,121
		------------------

SHORT -TERM INVESTMENTS - 1.39%
	U.S. Government Security - 0.41%
$16,000,000	U.S. Treasury Bill 01/04/2022, 0.021%	15,999,991
		------------------

	Money Market Fund - 0.98%
38,010,792	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.03%	38,010,792
		------------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $54,010,783)	54,010,783
		------------------

	TOTAL INVESTMENTS
	(cost $1,825,890,210) - 100.12%	3,891,029,904
		------------------

	LIABILITIES, NET OF OTHER ASSETS- (0.12)%	(4,588,500)
		------------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$3,886,441,404
		------------------
		------------------
* Non-income producing.

As of December 31, 2021, investment cost for federal tax purposes was $1,808,488,220 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$2,101,977,820
Unrealized depreciation	(19,436,136)
-------------------
Net unrealized appreciation	$2,082,541,684
-------------------
-------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-----------------
Level 1 -
Common Stocks(1)	$3,837,019,121
Money Market Fund	38,010,792
Level 2 -
U.S. Government Securities	15,999,991
Level 3 -
None	--
------------------
Total	$3,891,029,904
------------------
------------------

(1) See Schedule above for further detail by industry.